Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
ASSETS:
Cash	$ 2,279	$ 2,279
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	202,625,092	141,456,064
TOTAL ASSETS	202,627,371	141,458,343
LIABILITIES:
Accrued expenses and other current liabilities	1,508,226	1,090,959
Due to related party	2,000,000	2,000,000
TOTAL LIABILITIES	3,508,226	3,090,959
SHAREHOLDERS’ EQUITY:
Ordinary share ($0.0001 par value, 5,000,000,000 shares authorized, 1,656,749,413 and 438,336,843 shares issued, 1,655,583,530 and 437,170,960 shares outstanding as of March 31, 2025 and 2024, respectively)	165,675	43,834
Additional paid-in capital	405,616,966	210,324,890
Treasury stock	(3,988,370)	(3,988,370)
Accumulated deficit	(198,903,752)	(63,926,383)
Accumulated other comprehensive loss	(3,771,374)	(4,086,587)
TOTAL SHAREHOLDERS’ EQUITY	199,119,145	138,367,384
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 202,627,371	$ 141,458,343